UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22072

The Cushing MLP Total Return Fund
(Exact name of registrant as specified in charter)

3300 Oak Lawn Avenue, Suite 650, Dallas, TX  75219
(Address of principal executive offices) (Zip code)

Jerry V. Swank
3300 Oak Lawn Avenue, Suite 650, Dallas, TX  75219
(Name and address of agent for service)

214-692-6334
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 27, 2007 to June 30, 2008

Item 1. Proxy Voting Record.

Name of Fund:(1)	The Cushing MLP Total Return Fund
Period:	July 1, 2007 - June 30, 2008

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

GENESIS ENERGY, LP	12/18/07	371927104	GEL

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
For	For
1. Amendment proposal to allow any affiliated persons or group of persons who hold more than 20% of our outstanding voting units to vote on all matters on which holders of our voting units have the right to vote, other than matters relating to the succession, election, removal, withdrawal, replacement, all as more fully described in the proxy statement
Issuer

For	For	2. Incentive plan proposal to approve the terms of the Genesis Energy, Inc. 2007 long term incentive plan	Issuer
For	For	3. Proposal to adjourn the special meeting to a later date, if necessary, to solicit additional proxies if there are not sufficient votes in favor of the forgoing proposals	Issuer

Company Name	Meeting Date	CUSIP	Ticker

ENTERPRISE PRODUCTS PARTNERS, L.P.	1/29/08	293792107	EPD

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For
1. Approval of the terms of the Enterprise Products 2008 long-term incentive plan, which provides for equity-based awards to consultants and employees of Epco, Inc. who provide services for the partnership or its subsidiaries and non-employee directors of our general partner
Issuer

Company Name	Meeting Date	CUSIP	Ticker

TREASURY PORT - INSTITUTIONAL CL	3/28/08	825252406

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. DIRECTOR	Issuer

For		Bob R. Baker
For		Frank S. Bayley
For		James T. Bunch
For		Bruce L. Crockett
For		Albert R. Dowden
For		Jack M. Fields
For		Martin L. Flanagan
For		Carl Frischling
For		Prema Mathai-Davis
For		Lewis F. Pennock
For		Larry Soll, PH.D
For		Raymond Stickel
For		Philip A. Taylor

Abstain	For
2. To approve a new sub-advisory agreement for the fund and each other series portfolio of the trust between AIM Advisors, Inc. and each of AIM Funds Management Inc., as more fully described in the proxy statement

Abstain	For
3. To approve an amendment to the Trust's agreement and declaration of trust that would permit the board of trustees of the trust to terminate the trust, the fund and each other series portfolio of the trust, or a share class without a shareholder vote.

Company Name	Meeting Date	CUSIP	Ticker

GOVERNMENT PORTFOLIO - CLASS I	4/16/08	316175108

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. DIRECTOR	Issuer

For		James C. Curvey
For		Albert R. Gamper, Jr.
For		George H. Heilmeier
For		Arthur E. Johnson
For		Edward C. Johnson 3D
For		James H. Keyes
For		Marie L. Knowles
For		Kenneth L. Wolfe

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)_The Cushing MLP Total Return Fund_____________________

By (Signature and Title)  _/s/ Jerry V. Swank__________________________
Jerry V. Swank
Chief Executive Officer and President

Date_July 23, 2008_______________________________________________